Loans and advances to banks and customers	12 Months Ended
Dec. 31, 2017
Consolidated and separate financial statements [line items]
Disclosure of loans and advances to banks and customers [text block]

The notes included in this section focus on assets that are held at amortised cost arising from the Group’s retail and wholesale lending including loans and advances, finance leases, repurchase and reverse repurchase agreements and similar secured lending. Detail regarding the Group’s liquidity and capital position can be found on pages 124 to 145.

20 Loans and advances to banks and customers

Accounting for financial instruments held at amortised cost

Loans and advances to customers and banks, customer accounts, debt securities and most financial liabilities, are held at amortised cost. That is, the initial fair value (which is normally the amount advanced or borrowed) is adjusted for repayments and the amortisation of coupon, fees and expenses to represent the effective interest rate of the asset or liability. Balances deferred on-balance sheet as EIR adjustments are amortised to interest income over the life of the financial instrument to which they relate.

In accordance with IAS 39, where the Group no longer intends to trade in financial assets it may transfer them out of the held for trading classification and measure them at amortised cost if they meet the definition of a loan. The initial value used for the purposes of establishing amortised cost is fair value on the date of the transfer.

	2017	2016
As at 31 December	£m	£m
Gross loans and advances to banks	35,663	43,251
Less: allowance for impairment	-	-
Loans and advances to banks	35,663	43,251

Gross loans and advances to customers	370,204	397,404
Less: allowance for impairment	(4,652)	(4,620)
Loans and advances to customers	365,552	392,784

Barclays Bank PLC [member]
Consolidated and separate financial statements [line items]
Disclosure of loans and advances to banks and customers [text block]
i Loans and advances to banks and customers

	2017	2016
	£m	£m
Gross loans and advances to banks	36,209	43,634
Less: allowance for impairment	-	-
Loans and advances to banks	36,209	43,634

Gross loans and advances to customers	370,205	397,403
Less: allowance for impairment	(4,652)	(4,620)
Loans and advances to customers	365,553	392,783